Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Accounts Payable

	12/31/2021	12/31/2020

Dividends payable (i)	6,833	123,191
Treasury shares acquired (ii)	1,874	—
Rent payable – prior month expense	1,887	1,673
Other payables	83	964

	10,677	125,828

Current	10,677	125,795
Non-current	—	33